SHARE CAPITAL	6 Months Ended
Jun. 30, 2026
SHARE CAPITAL

NOTE 8 – SHARE CAPITAL

Authorized

Unlimited number of subordinate voting shares without par value.

Issued

As at June 30, 2026, 1,037,774 subordinate voting shares were issued and outstanding.

During the six months ended June 30, 2026

On March 30, 2026, the Company issued 169,811 subordinate voting shares to the Vendor (See note 4)

On April 9, 2026, the Company issued 6,852 subordinate voting shares to directors of the Company following the vesting of RSU’s.

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2026

(Expressed in Canadian dollars)

(Unaudited)

NOTE 8 – SHARE CAPITAL (continued)

During the six months ended June 30, 2025

On January 3, 2025, the Company issued 2,767 subordinate voting shares (6 subordinate voting shares post reverse split) following the exercise of B warrants.

On January 6, 2025, the Company issued 8,808 subordinate voting shares (18 subordinate voting shares post reverse split) following the exercise of B warrants.

On February 7, 2025, the Company issued 188,000 subordinate voting shares (376 subordinate voting shares post reverse split) to directors and consultants of the Company following the vesting of RSU’s.

On February 25, 2025, the Company issued 4,000 subordinate voting shares (8 subordinate voting shares post reverse split) following the exercise of B warrants and 2,462 subordinate voting shares (5 subordinate voting shares post reverse split) following the exercise of A warrants.

On February 28, 2025, the Company announced the closing of a Private Placement with gross proceeds to the Company of approximately of $24,544,583 before deducting Agent placement commission and other expenses paid by the Company in the amount of $3,992,393, totaling in a net amount of $20,552,190. Pursuant to the Private Placement, The Company issued 2,065,120 subordinate voting shares (4,130 subordinate voting shares post reverse split), 2,011,616 Pre-Funded Warrants, 4,076,736 series A warrants and 4,076,736 series B warrants. See note 10 for a discussion of the terms of the series A and B warrants.

On April 21, 2025, the Company issued 7,710 subordinate voting shares (15 subordinate voting shares post reverse split) to directors following the vesting of RSU’s.

On April 22, 2025, the Company issued 70,073 subordinate voting shares to its C.E.O.

On April 25, 2025, the Company issued 131,800 subordinate voting shares to directors and consultants following the vesting of RSU’s.

From April 10, 2025 and until April 24, 2025, the Company issued 652,767 subordinate voting shares following the exercise of Pre-Funded Warrants and Series B Warrants that were exercised in alternative cashless method.

During the six-month period ended June 30, 2025, the Company repurchased 19,747 subordinate voting shares for $127,785 and returned them to treasury.

Stock options

The Company has a stock option plan to grant incentive stock options to directors, officers, employees and consultants. Under the plan, the aggregate number of subordinate voting shares that may be subject to option at any one time may not exceed 30% of the issued subordinate voting shares of the Company as of that date, including options granted prior to the adoption of the plan. The exercise price of these options is not less than the Company’s closing market price on the day prior to the grant of the options. Options granted may not exceed a term of ten years.

As of June 30, 2026, and 2025 there were no stock options outstanding.